                          Supplement Dated November 1, 1997
                to Prospectus and Statement of Additional Information
                                Dated November 1, 1997
                                         for
              GrandMaster(version III) Flexible Premium Variable Annuity issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED

(Not yet applicable in all states - please consult your contract for details.)


We will pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the contract account value at the end of the business day on which we receive due proof of death. Similarly, if the Contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the contract account value at the end of the business day on which we receive due proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

    a) the contract account value at the end of the business day on which we receive due proof of death;
    b)   the total of all contributions; and
    c) the highest contract account value on any contract anniversary which occurred prior to the Annuitant's 81st birthday and prior to the Annuitant's death, plus any subsequent contributions;

each reduced on a pro rata basis for prior withdrawals (after being adjusted for any applicable market value adjustments and/or charges). The amount of the reduction will be determined by dividing the amount of the withdrawal by the annuity account value on the transaction date and multiplying this percentage by the then current guaranteed minimum death benefit.

Death benefits (and benefit distributions required because of a separate Owner's death) can be paid in a lump sum or as an annuity. If no benefit option is selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The beneficiary of the death benefit under a contract is selected by the Owner. An Owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If no Annuitant's beneficiary survives the Annuitant, then the death benefit is generally paid to the Annuitant's estate. No death benefit will be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

Effective November 1, 1997, the maximum issue age for the Annuitant is 85 years old. It is Integrity's intention, subject to obtaining all necessary regulatory approvals, to make this new death benefit retroactive to all contracts issued on or after January 1, 1997.

                          Supplement Dated November 1, 1997
                to Prospectus and Statement of Additional Information
                                Dated November 1, 1997
                                         for
                IQ The SMARTAnnuity Flexible Premium Variable Annuity
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED

(Not yet applicable in all states - please consult your contract for details.)


We will pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the contract account value at the end of the business day on which we receive due proof of death. Similarly, if the Contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the contract account value at the end of the business day on which we receive due proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

    a) the contract account value at the end of the business day on which we receive due proof of death;
    b)   the total of all contributions; and
    c) the highest contract account value on any contract anniversary which occurred prior to the Annuitant's 81st birthday and prior to the Annuitant's death, plus any subsequent contributions;

each reduced on a pro rata basis for prior withdrawals (after being adjusted for any applicable market value adjustments and/or charges). The amount of the reduction will be determined by dividing the amount of the withdrawal by the annuity account value on the transaction date and multiplying this percentage by the then current guaranteed minimum death benefit.

Death benefits (and benefit distributions required because of a separate Owner's death) can be paid in a lump sum or as an annuity. If no benefit option is selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The beneficiary of the death benefit under a contract is selected by the Owner. An Owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If no Annuitant's beneficiary survives the Annuitant, then the death benefit is generally paid to the Annuitant's estate. No death benefit will be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

Effective November 1, 1997, the maximum issue age for the Annuitant is 85 years old. It is Integrity's intention, subject to obtaining all necessary regulatory approvals, to make this new death benefit retroactive to all contracts issued on or after January 1, 1997.